EMPLOYEES' RIGHTS UPON RETIREMENT (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employees Rights Upon Retirement [Line Items]
Severance Costs	$ 105	$ 68	$ 77
Employee Severance [Member]
Employees Rights Upon Retirement [Line Items]
Severance Costs	$ 271	$ 181	$ 139